CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,133 and RMB3,478 as of December 31, 2022 and 2023, respectively)	¥ 17,259,395	$ 2,430,935	¥ 15,018,138
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB269,235 and RMB277,846 as of December 31, 2022 and 2023, respectively)	1,689,881	238,015	1,737,424
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,299,350 and RMB729,440 as of December 31, 2022 and 2023, respectively)	9,560,449	1,346,562	8,394,742
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB16,297 and RMB2,575 as of December 31, 2022 and 2023, respectively)	457,594	64,451	400,207
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB6,956 and RMB5,722 as of December 31, 2022 and 2023, respectively)	80,868	11,390	136,435
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB28,369 and RMB28,369 as of December 31, 2022 and 2023, respectively)	692,492	97,535	573,734
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,499 and RMB784 as of December 31,2022 and 2023, respectively)	689,259	97,080	832,928
Related Party [Member]
Current liabilities
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,191 and RMB8,488 as of December 31, 2022 and 2023, respectively)	¥ 150,373	$ 21,180	¥ 151,736
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common shares, shares authorized | shares	483,489,642	483,489,642	483,489,642
Common shares, shares issued | shares	98,877,929	98,877,929	124,060,090
Common shares, shares outstanding | shares	92,900,247	92,900,247	101,621,330
Treasury shares (in shares) | shares	5,977,682	5,977,682	22,438,760
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common shares, shares authorized | shares	16,510,358	16,510,358	16,510,358
Common shares, shares issued | shares	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding | shares	15,560,358	15,560,358	15,560,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,133 and RMB3,478 as of December 31, 2022 and 2023, respectively)	¥ 3,478		¥ 1,133
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB269,235 and RMB277,846 as of December 31, 2022 and 2023, respectively)	277,846		269,235
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,299,350 and RMB729,440 as of December 31, 2022 and 2023, respectively)	729,440		1,299,350
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB16,297 and RMB2,575 as of December 31, 2022 and 2023, respectively)	2,575		16,297
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB6,956 and RMB5,722 as of December 31, 2022 and 2023, respectively)	5,722		6,956
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB28,369 and RMB28,369 as of December 31, 2022 and 2023, respectively)	33,823		28,369
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,499 and RMB784 as of December 31,2022 and 2023, respectively)	784		1,499
Consolidated VIEs and VIEs' subsidiaries | Related Party [Member]
Current liabilities
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,191 and RMB8,488 as of December 31, 2022 and 2023, respectively)	¥ 8,488		¥ 3,191